Mineral Properties, Plant and Equipment, Exploration and Evaluation - Schedule of Mineral Properties Plant and Equipment Exploration and Evaluation (Parenthetical) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Mineral Properties
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Carrying value of deferred stripping costs	$ 9,582,000	$ 0
Plant and Equipment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Construction-in-progress assets	$ 14,727,000	$ 13,590,000